Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 27, 2020
Entity Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 27, 2020
Prospectus Date	rr_ProspectusDate	Jul. 27, 2020
North Star Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	North Star Opportunity Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

North Star Opportunity Fund

Class A Shares (Symbol: NSOPX)

Class I Shares (Symbol: NSOIX)

Class R Shares (Symbol: NSIRX)

Supplement dated July 27, 2020

to the Prospectus dated April 1, 2020

The following provides new and additional information beyond that contained in the current Prospectus and should be read in conjunction with the current Prospectus and SAI.

North Star Opportunity Fund

The following replaces the Average Annual Total Returns Table under “Performance” in the Summary Section the North Star Opportunity Fund (the “Opportunity Fund”):

Average Annual Total Returns for the periods ended December 31, 2019

	One Year	Five Years	Ten Years
Class I Shares*
Return Before Taxes	26.60%	5.70%	8.62%
Return After Taxes on Distributions	25.85%	4.89%	7.44%
Return After Taxes on Distributions and Sale of Fund Shares	15.72%	4.19%	6.61%
Class A Shares**
Return Before Taxes	18.93%	4.29%	N/A
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)	22.95%	7.96%	9.07%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
*	For periods prior to the Opportunity Fund’s commencement of operations on December 15, 2011, performance information reflects the performance of the Predecessor Opportunity Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Opportunity Fund. The performance of the Predecessor Opportunity Fund which commenced operations on December 31, 2006.
**	Class A shares commenced operations on December 15, 2011.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated April 1, 2020, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-855-580-0900.

North Star Opportunity Fund | Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.95%
5 Years	rr_AverageAnnualReturnYear05	7.96%
10 Years	rr_AverageAnnualReturnYear10	9.07%
North Star Opportunity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
North Star Opportunity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSOPX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	18.93%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.29%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011	[1]
North Star Opportunity Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSOIX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	26.60%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.70%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2006	[2]
North Star Opportunity Fund | Class I Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.85%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	7.44%
North Star Opportunity Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.72%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	6.61%

[1]	Class A shares commenced operations on December 15, 2011.
[2]	For periods prior to the Opportunity Fund's commencement of operations on December 15, 2011, performance information reflects the performance of the Predecessor Opportunity Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Opportunity Fund. The performance of the Predecessor Opportunity Fund which commenced operations on December 31, 2006.